[Ameritas Logo]
Ameritas Life Insurance Corp.
5900 "O" Street / Lincoln, NE  68510


April 25, 2013

                                                Via EDGAR and Overnight Delivery

Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re:     Ameritas Life Insurance Corp.
        Ameritas Variable Separate Account VA-2, 1940 Act Registration No. 811-05192
        Medley!, 1933 Act Registration No. 333-142483
        Post-Effective Amendment No. 19 on Form N-4

Dear Ms. Roberts:

We are submitting, pursuant to Rule 485(b), a Post-Effective Amendment ("Amendment") on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Variable Separate Account VA-2 ("Registrant" and "Separate Account"). The primary purposes of this Amendment are to provide audited financial statements of the Registrant and Depositor for the year ending December 31, 2012, and other updated information as of year-end 2012. The proposed effective date for this filing is May 1, 2013.

Revisions made to the prospectus and Statement of Additional Information ("SAI") since the last filing include:


     1. Pages 1, 18-21, and A:1-A:2. Updated information for portfolios that serve as variable investment options for underlying subaccounts.

     2. Page 2. Changes in the TABLE OF CONTENTS pagination are shown without redline, to improve reading clarity.

     3. Page 7. Deleted the statement, "We will provide you with the correct schedule for your state prior to your purchase of a Policy." This Policy is closed to new sales.

     4. Pages 8-12. The PORTFOLIO COMPANY OPERATING EXPENSES section has been revised to reflect the operating expenses and fees for the portfolios that serve as variable investment options for underlying Subaccounts.

     5. Pages 12-14. The EXAMPLES OF EXPENSES section has been revised to reflect the changes in minimum and maximum portfolio company operating expenses for 2012.

     6. Pages 14 and 16. Revised the expense numbers to be consistent with CHARGES chart.

     7. Page 26. For clarification, the word "currently" was added to a heading, so that it reads, in part, as follows: "If your Policy was issued WITH a GLWB rider that is currently ACTIVE,".

     8. Pages 26, 28, 29, 46. The names of the three permitted Non-Program GLWB Models were revised so that the reference "VMF" in each model name is now "VM."

     9. Pages 26, 28, 29. The text, "for purposes of the Program" was added for more clarification.

     10. SAI Page 1. The text, "which is a wholly owned subsidiary of Ameritas Mutual Holding Company" was added for more clarification.

     11. SAI Page 1. Updated to include information concerning the independent auditors.

     12. SAI Page 2. The prior name of Ameritas Investment Partners, Inc. was added for clarification.

     13. SAI Page 2. The dollar amount of "Variable annuity commissions the Depositor paid to AIC that were paid to other broker-dealers and representatives" for 2012 was decreased. The previous figure was overstated.

     14. SAI Page 6. Removed language indicating financial statements will be provided by subsequent amendment.

     15. Audited financial statements for the subaccounts of the Separate Account and for Ameritas Life for the periods ending December 31, 2012, are part of the SAI.

     16. Minor corrections of punctuation and text were made on prospectus Pages 1, 26, 33, 42, 45, B:1, B:2, B:4, and SAI Page 6.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Vice President & Associate General Counsel, Variable Contracts & AIC


Enclosure